Consolidated Statement of Profit or Loss and Other Comprehensive Income (Parenthetical) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statement of Profit or Loss and Other Comprehensive Income
Taxation	[1]	£ 64	£ 62	£ 44
Overseas countries
Consolidated Statement of Profit or Loss and Other Comprehensive Income
Taxation		£ 58	£ 50	£ 40

[1]	Taxation includes £58m (2021: £50m; 2020: £40m) in respect of overseas taxation.